Related Party Transactions (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Notes payable	$ 1,484,473		$ 1,484,473
Interest rate	3.75%		4.25%	6.00%
Debt maturity	Oct. 29, 2021
Collateral fee	$ 7,500		$ 7,500
Lease Expired	Dec. 31, 2021		Dec. 31, 2021
Operating Leases, Rent Expense	$ 4,500	$ 4,500	$ 18,000	$ 9,000
Monthly lease payment	1,500
Short term commercial deposit	274,900		274,900
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Interest payable	10,000		10,000
Notes payable	$ 200,000		$ 200,000
Interest rate	6.00%		6.00%
Debt maturity	Nov. 30, 2021		Nov. 30, 2021
Long-term Note Payable to Related Party - 1 [Member] | Notes Payable Increased [Member]
Related Party Transaction [Line Items]
Notes payable	$ 400,000
Long-term Note Payable to Related Party - 1 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares	400,000		400,000
Unsecured note payble [Member]
Related Party Transaction [Line Items]
Interest rate	3.00%		3.00%
Debt maturity	Nov. 30, 2021		Nov. 30, 2021
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Notes payable	$ 1,225,000		$ 225,000
Interest rate	6.00%		6.00%
Debt maturity	Mar. 31, 2022		Mar. 31, 2022
Long-term Note Payable to Related Party - 3 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares	1,000,000		1,000,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%		6.00%
Debt maturity	Nov. 30, 2021		Nov. 30, 2021
Long-term Note Payable to Related Party - 4 [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares	200,000		200,000
Long-term Note Payable to Related Party - 5 [Member]
Related Party Transaction [Line Items]
Interest rate	10.00%		10.00%
Debt maturity			Aug. 20, 2020